COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-     COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and EZchip Technologies lease facilities in Yokneam and Kiryat Gat, Israel under operating lease agreements which will expire in January 2014 and October 2015, respectively, with monthly payments in the amount of $39 and $9, respectively. The Company has an option to extend the Kiryat Gat lease agreement for an additional five years.

The Company has the right to terminate the Yokneam and Kiryat Gat operating lease agreements upon advance notice of 90 days and 180 days respectively, and payment of a penalty.

EZchip Inc. leases two offices in the United States under lease agreements that it renews every year for a monthly payment of $7.

The Company leases motor vehicles under standard commercial operating leases.

Total facilities and vehicles lease expenses for the Company and its subsidiaries for the years ended December 31, 2012, 2011 and 2010, amounted to $2,283, $2,225 and $1,849, respectively.

As of December 31, 2012, the aggregate lease obligations (facilities and motor vehicles) under operating leases agreements were as follows:

Year ending December 31,

2013	$1,058
2014	393
2015	219

Total	$1,670

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2012 were $286.

b.	Royalties commitments:

The Company participates in programs sponsored by the OCS for the support of research and development activities.

In each of the years 2012, 2011 and 2010 the Company received an approval from the OCS for its participation in its research and development budgets. Pursuant to such programs, the OCS participated in up to 50% of the approved budget for certain periods ending December 31, 2012.

In connection with the OCS participation, the Company is obligated to pay royalties to the OCS calculated at the rate of 3%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR.

With respect to royalties paid for revenues that the Company derives from its partnership with Marvell (see also Notes 2r and 2v), royalties to the OCS are calculated based on Marvell's sale price to Cisco.

As of December 31, 2012, the Company had a contingent obligation of $9,207 which is comprised of the amounts of royalty bearing grants received from the OCS less royalties repaid. For the years ended December 31, 2012, 2011 and 2010, royalties expenses, as part of the Company's cost of revenues, were $0, $1,196 and $1,683, respectively.

In December 2011, the Company made an early repayment of $9,938 of certain of its outstanding royalty obligations to the OCS. This repayment resulted in a one-time charge presented as an early repayment of royalty bearing government grants in the Company's consolidated statement of operations.

As of December 31, 2012 and 2011, the Company does not have accrued royalties pursuant to the OCS programs.

c.	Purchase commitments:

At December 31, 2012, the Company had $6,084 non-cancelable purchase commitments with its suppliers.